Debt, 2nd AVIC Sale and Leaseback Facility (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2022 USD ($) Installment	Mar. 02, 2022 USD ($)
LIBOR [Member]
Debt [Abstract]
Basis spread on variable rate	1.60%
2nd AVIC Sale and Leaseback Facility [Member]
Debt [Abstract]
Sale and leaseback facility amount		$ 48,200
Sale and leaseback transaction leasing term	10 years
Number of quarterly installments under sale and leaseback transaction | Installment	40
Quarterly installments under sale and leaseback transaction	$ 678
Balloon payment under sale and leaseback transaction	$ 21,087
Asset coverage ratio	120.00%
Term of time charter assigned under secured facility	12 months
2nd AVIC Sale and Leaseback Facility [Member] | LIBOR [Member]
Debt [Abstract]
Basis spread on variable rate	3.50%
2nd AVIC Sale and Leaseback Facility [Member] | Maximum [Member]
Debt [Abstract]
Ratio of debt to market value of fleet	75.00%
2nd AVIC Sale and Leaseback Facility [Member] | Minimum [Member]
Debt [Abstract]
Free liquidity per delivered vessel owned/operated	$ 500